Federal Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Components of Future Tax Assets and Liabilities

The Company’s future tax assets and liabilities at December 31, 2018 and 2017 include the following components:

	December 31,
	2018	2017
	(thousands of dollars)
Deferred tax assets:
Non-Current:
Net operating loss carryforwards	$11,666	$56,781
Mineral properties	10,301	7,237
Accrued vacation	22	17
Reclamation provision	149	224
Capital loss carryforwards	728	1,013
Restoration reserves	1,154	980
Capitalized transaction costs	1,168	912
Other	4,492	4,123
Deferred tax assets	29,680	71,287
Valuation allowance	(29,063)	(68,121)
Net deferred tax assets	617	3,166
Deferred tax liabilities:
Non-Current:
Derivatives	(590)	(590)
Mineral properties, Turkey	-	(1,437)
Securities	(27)	(106)
Property, plant and equipment	-	(1,033)
Deferred tax liabilities	(617)	(3,166)

Net deferred tax asset (liability)	$-	$-

Schedule of Valuation Allowance by Tax Jurisdiction

The composition of the valuation allowance by tax jurisdiction is summarized as follows:

	December 31,
	2018	2017
	(thousands of dollars)
United States	$15,616	$60,920
Canada	1,999	-
Australia	5,190	5,187
Turkey	6,258	2,014
Total valuation allowance	$29,063	$68,121

Schedule of Loss From Operations Before Income Taxes

For financial reporting purposes, loss from operations before income taxes consists of the following components:

	For the calendar year ended December 31,
	2018	2017
	(thousands of dollars)
United States	$(17,285)	$(18,782)
Canada	(21)	-
Australia	(9)	(1)
Turkey	(18,372)	(505)
	$(35,687)	$(19,288)

Schedule of Reconciliation of Expected Income Tax on Net Income at Statutory Rates

A reconciliation of expected income tax on net income at statutory rates is as follows:

	Year ended December 31,
	2018	2017
	(thousands of dollars)
Net loss	$(35,687)	$(19,288)
Statutory tax rate	21%	34%
Tax recovery at statutory rate	(7,494)	(6,558)
Foreign tax rate	(801)	71
Change in US tax rates	1	37,233
Other adjustments	(1,076)	-
Capital loss carryforward adjustment	367	(44)
Operating loss carryforward adjustment	271	710
Operating loss Section 382 adjustment	49,303	-
Nondeductible write-offs	2	15
Change in valuation allowance	(40,573)	(31,427)
Income tax expense (recovery)	$-	$-